PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
SUMMARY OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31, 2023	March 31, 2023
Building and building improvements	$-	$8,952,555
Computer software	1,024,274	1,024,274
Furniture and fixtures	287,421	237,042
Computer equipment	220,264	220,264
Leasehold improvements and other	399,306	394,306
Total property and equipment	1,931,265	10,828,441
Accumulated depreciation and amortization	(1,605,742)	(1,558,248)
	$325,523	$9,270,193

Property and equipment consist of the following:

	As of March 31,
	2023	2022
Building and building improvements	$8,952,555	$8,976,878
Computer software	1,024,274	875,925
Furniture and fixtures	237,042	237,045
Computer equipment	220,264	223,424
Leasehold improvements and other	394,306	263,208
Total property and equipment	10,828,441	10,576,480
Impairment of property and equipment	-	(100,165)
Accumulated depreciation and amortization	(1,558,248)	(891,174)
	$9,270,193	$9,585,141